Consolidated Statement of Cash Flows € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Consolidated Cash Flows Statement
Net income / loss (-)	€ (29,259)	€ (115,704)	€ 54,012
Adjustment for non-cash transactions	21,753	48,301	(47,473)
Adjustment for items to disclose separately under operating cash flow	(4,389)	(1,912)	(1,332)
Adjustment for items to disclose under investing and financing cash flows	(668)		(14)
Change in working capital other than deferred income	19,922	(12,862)	(10,851)
Decrease (-) / increase in deferred income	(153,312)	(65,722)	245,806
Cash generated / used (-) in operations	(145,953)	(147,899)	240,148
Interest paid	(1,063)	(273)	(47)
Interest received	4,558	1,341	1,066
Income taxes paid	(8)	(199)	(1,763)
Net cash flows generated/used (-) in operating activities	(142,466)	(147,030)	239,403
Purchase of property, plant and equipment	(10,392)	(5,312)	(4,458)
Purchase of and expenditure in intangible fixed assets	(3,325)	(2,125)	(332)
Proceeds from disposal of intangible assets	1		18
Proceeds from disposal of property, plant and equipment		7
Decrease in restricted cash		6,510	235
Acquisition of financial assets held at fair value through profit or loss	(4,559)		(2,750)
Proceeds from sale of financial assets held at fair value through profit or loss	2,361	372
Net cash flows used in investing activities	(15,914)	(549)	(7,287)
Repayment of obligations under finance leases and other debts	(5)	(65)	(49)
Proceeds from capital and share premium increases, gross amount	296,188	363,924	392,121
Issue cost paid, related to capital and share premium increases	(15,964)	(15,790)	(337)
Proceeds from capital and share premium increases from exercise of warrants	7,657	5,288	4,261
Net cash flows generated in financing activities	287,876	353,357	395,996
Increase in cash and cash equivalents	129,497	205,779	628,112
Cash and cash equivalents at beginning of year	1,151,211	973,241	340,314
Effect of exchange rate differences on cash and cash equivalents	10,089	(27,808)	4,816
Cash and cash equivalents at end of year	€ 1,290,796	€ 1,151,211	€ 973,241